Operating leases - Maturities of lease liabilities (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Operating leases
2024	¥ 455,979
2025	285,785
2026	174,686
2027	57,153
Thereafter	121,847
Total undiscounted lease payments	1,095,450
Less: imputed interest	(126,314)
Total lease liabilities	¥ 969,136